Key management personnel (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel
Key management personnel compensation comprises:

	2024	2023	2022
	US$	US$	US$

Short-term employee benefits	12,687,272	13,599,217	13,979,139
Post-employment benefits	634,005	659,020	634,363
Share-based payments	11,143,944	11,455,666	11,165,439

Total	24,465,221	25,713,903	25,778,941